Average Annual Total Returns - Western Asset Management U.S. Government Portfolio	Apr. 30, 2021
Bloomberg Barclays U.S. Intermediate Government Bond Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	5.73%
5 Years	2.89%
10 Years	2.46%
Class A
Average Annual Return:
1 Year	5.24%
5 Years	3.07%
10 Years	2.68%
Class B
Average Annual Return:
1 Year	4.91%
5 Years	2.80%
10 Years	2.41%
Class E
Average Annual Return:
1 Year	5.01%
5 Years	2.91%
10 Years	2.51%